Fair Value Measurement- Details of Certain Items Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	$ 953	[1]	$ 1,142	[1]
Non-agency RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	78	[1]	90	[1]
Non-agency RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	138	[1]	156	[1]
Non-agency RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	284	[1]	330	[1]
Non-agency RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	453	[1]	566	[1]
Commercial MBS | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,887	[1]	2,267	[1]
Commercial MBS | 2009-2014 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	639	[1]	466	[1]
Commercial MBS | 2008 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	19	[1]	22	[1]
Commercial MBS | 2007 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	353	[1]	457	[1]
Commercial MBS | 2006 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	599	[1]	683	[1]
Commercial MBS | 2005 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	271	[1]	486	[1]
Commercial MBS | 2004 and earlier | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	6	[1]	153	[1]
Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,868	[1]	2,871	[1]
Foreign covered bonds | Canada
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,266	[1]	851	[1]
Foreign covered bonds | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	690	[1]	803	[1]
Foreign covered bonds | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	244	[1]	298	[1]
Foreign covered bonds | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	668	[1]	919	[1]
Sovereign debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	17,284	[1]	11,354	[1]
Sovereign debt | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	5,076	[1]	4,709	[1]
Sovereign debt | France
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	3,550	[1]	1,568	[1]
Sovereign debt | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,800	[1]	2,105	[1]
Sovereign debt | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	672	[1]
Sovereign debt | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,522	[1]	2,182	[1]
Sovereign debt | Spain
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,978	[1]	137	[1]
Sovereign debt | Italy
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,427	[1]	171	[1]
Sovereign debt | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,259	[1]	482	[1]
Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,214	[1],[2]	2,695	[1],[2]
Alt-A RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	620	[1],[2]	812	[1],[2]
Alt-A RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	653	[1],[2]	780	[1],[2]
Alt-A RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	727	[1],[2]	854	[1],[2]
Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	214	[1],[2]	249	[1],[2]
Securities available-for-sale | European floating rate notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,637	[1]	2,413	[1]
Securities available-for-sale | European floating rate notes | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,172	[1]	1,668	[1]
Securities available-for-sale | European floating rate notes | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	296	[1]	434	[1]
Securities available-for-sale | European floating rate notes | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	144	[1]	165	[1]
Securities available-for-sale | European floating rate notes | Italy
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale			104	[1]
Securities available-for-sale | European floating rate notes | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	$ 25	[1]	$ 42	[1]
Ratings, AAA/AA- | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	1.00%		1.00%
Ratings, AAA/AA- | Non-agency RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	3.00%		3.00%
Ratings, AAA/AA- | Commercial MBS | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	82.00%		84.00%
Ratings, AAA/AA- | Commercial MBS | 2009-2014 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	83.00%		81.00%
Ratings, AAA/AA- | Commercial MBS | 2008 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%		59.00%
Ratings, AAA/AA- | Commercial MBS | 2007 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	65.00%		69.00%
Ratings, AAA/AA- | Commercial MBS | 2006 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	83.00%		84.00%
Ratings, AAA/AA- | Commercial MBS | 2005 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%		100.00%
Ratings, AAA/AA- | Commercial MBS | 2004 and earlier | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%		93.00%
Ratings, AAA/AA- | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%		100.00%
Ratings, AAA/AA- | Foreign covered bonds | Canada
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%		100.00%
Ratings, AAA/AA- | Foreign covered bonds | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%		100.00%
Ratings, AAA/AA- | Foreign covered bonds | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%		100.00%
Ratings, AAA/AA- | Foreign covered bonds | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%		100.00%
Ratings, AAA/AA- | Sovereign debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	76.00%		97.00%
Ratings, AAA/AA- | Sovereign debt | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%		100.00%
Ratings, AAA/AA- | Sovereign debt | France
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%		100.00%
Ratings, AAA/AA- | Sovereign debt | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%		100.00%
Ratings, AAA/AA- | Sovereign debt | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%		100.00%
Ratings, AAA/AA- | Sovereign debt | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	93.00%		100.00%
Ratings, AAA/AA- | Securities available-for-sale | European floating rate notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	79.00%		75.00%
Ratings, AAA/AA- | Securities available-for-sale | European floating rate notes | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	83.00%		79.00%
Ratings, AAA/AA- | Securities available-for-sale | European floating rate notes | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%		100.00%
Ratings, AAA/AA- | Securities available-for-sale | European floating rate notes | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)			10.00%
Ratings, AAA/AA- | Securities available-for-sale | European floating rate notes | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	99.00%		89.00%
Ratings, A+/A- | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	9.00%		10.00%
Ratings, A+/A- | Non-agency RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	21.00%		24.00%
Ratings, A+/A- | Non-agency RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	5.00%		6.00%
Ratings, A+/A- | Commercial MBS | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	15.00%		14.00%
Ratings, A+/A- | Commercial MBS | 2009-2014 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	17.00%		19.00%
Ratings, A+/A- | Commercial MBS | 2008 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)			41.00%
Ratings, A+/A- | Commercial MBS | 2007 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	21.00%		20.00%
Ratings, A+/A- | Commercial MBS | 2006 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	17.00%		16.00%
Ratings, A+/A- | Commercial MBS | 2004 and earlier | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)			7.00%
Ratings, A+/A- | Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	1.00%	[2]	1.00%	[2]
Ratings, A+/A- | Alt-A RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	3.00%	[2]	3.00%	[2]
Ratings, A+/A- | Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	4.00%	[2]	4.00%	[2]
Ratings, A+/A- | Securities available-for-sale | European floating rate notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	12.00%		19.00%
Ratings, A+/A- | Securities available-for-sale | European floating rate notes | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	17.00%		21.00%
Ratings, A+/A- | Securities available-for-sale | European floating rate notes | Italy
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)			100.00%
Ratings, A+/A- | Securities available-for-sale | European floating rate notes | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	1.00%		5.00%
Ratings, BBB+/BBB- | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	19.00%		23.00%
Ratings, BBB+/BBB- | Non-agency RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)			41.00%
Ratings, BBB+/BBB- | Non-agency RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	19.00%		16.00%
Ratings, BBB+/BBB- | Non-agency RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	27.00%		30.00%
Ratings, BBB+/BBB- | Commercial MBS | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	3.00%		2.00%
Ratings, BBB+/BBB- | Commercial MBS | 2007 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	14.00%		11.00%
Ratings, BBB+/BBB- | Sovereign debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	24.00%		3.00%
Ratings, BBB+/BBB- | Sovereign debt | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%
Ratings, BBB+/BBB- | Sovereign debt | Spain
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%		100.00%
Ratings, BBB+/BBB- | Sovereign debt | Italy
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%		100.00%
Ratings, BBB+/BBB- | Sovereign debt | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	7.00%
Ratings, BBB+/BBB- | Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	1.00%	[2]	2.00%	[2]
Ratings, BBB+/BBB- | Alt-A RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	1.00%	[2]	1.00%	[2]
Ratings, BBB+/BBB- | Alt-A RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	1.00%	[2]
Ratings, BBB+/BBB- | Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	7.00%	[2]	16.00%	[2]
Ratings, BB+ and lower | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	71.00%		66.00%
Ratings, BB+ and lower | Non-agency RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%		59.00%
Ratings, BB+ and lower | Non-agency RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%		100.00%
Ratings, BB+ and lower | Non-agency RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	60.00%		60.00%
Ratings, BB+ and lower | Non-agency RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	65.00%		61.00%
Ratings, BB+ and lower | Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	98.00%	[2]	97.00%	[2]
Ratings, BB+ and lower | Alt-A RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%	[2]	100.00%	[2]
Ratings, BB+ and lower | Alt-A RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	99.00%	[2]	99.00%	[2]
Ratings, BB+ and lower | Alt-A RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	96.00%	[2]	97.00%	[2]
Ratings, BB+ and lower | Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	89.00%	[2]	80.00%	[2]
Ratings, BB+ and lower | Securities available-for-sale | European floating rate notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	9.00%		6.00%
Ratings, BB+ and lower | Securities available-for-sale | European floating rate notes | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%		90.00%
Ratings, BB+ and lower | Securities available-for-sale | European floating rate notes | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)			6.00%

[1]	At Dec. 31, 2014 and Dec. 31, 2013, foreign covered bonds and sovereign debt were included in Level 1 and Level 2 in the valuation hierarchy. All other assets in the table are Level 2 assets in the valuation hierarchy.
[2]	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.